Income Taxes (Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Income (loss) before income taxes: Israel	$ (13,807)	$ 2,975	$ (2,638)
Income (loss) before income taxes: Non-Israeli	1,871	941	2,036
Income (loss) before income taxes	(11,936)	3,916	(602)
Income tax expense, Current: Israel	146	191	121
Income tax expense, Current: Non-Israeli	414	224	709
Current Income Tax Expense, Total	560	415	830
Deferred tax expense (benefit): Israel	(2,654)	38	(1,287)
Deferred tax expense (benefit): Non-Israeli	271	126	(152)
Deferred Income Tax Expense (Benefit), Total	(2,383)	164	(1,439)
Actual income tax expense (benefit)	$ (1,823)	$ 579	$ (609)